U.S. Securities and Exchange Commission
  Washington, D.C.  20549

	  Form 24F-2
    Annual Notice of Securities Sold
    Pursuant to Rule 24f-2




1.  Name and address of Issuer:
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust
    P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:
    Merrill Lynch New York Municipal Bond Fund Class A
    Merrill Lynch New York Municipal Bond Fund Class B
    Merrill Lynch New York Municipal Bond Fund Class C
    Merrill Lynch New York Municipal Bond Fund Class D



3.  Investment Company Act File Number: 811-4375

    Securities Act File Number:                  2-99473


4.  Last day of fiscal year for which this notice is filed:

                               9/30/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

						     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           7,082,444 shares


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


		 14,106,999 shares


9. Number and aggregate sale price of securities sold during the fiscal year:

	                3,982,467shares        $44,482,651


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

	                           NONE


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :


		   1,181,703 shares        $13,193,945


12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $13,193,945

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $132,655,650

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),      $0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                  $0




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

						       [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/Jaclyn Scheck
	Jaclyn Scheck, Assistant Secretary


    Date: 11/25/96